Segment information - Net Sales by geographic region (Details) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of geographical areas [line items]
Net sales	R$ 16,515,544	R$ 12,153,145	R$ 39,074,093	R$ 37,001,961
Domestic market (Brazil) | Pulp
Disclosure of geographical areas [line items]
Net sales			1,823,420	1,939,868
Domestic market (Brazil) | Paper and Packaging
Disclosure of geographical areas [line items]
Net sales			3,267,655	3,251,247
Domestic market (Brazil) | Consumer Goods
Disclosure of geographical areas [line items]
Net sales			2,192,426	2,097,729
Asia and Oceania | Pulp
Disclosure of geographical areas [line items]
Net sales			12,213,307	13,312,386
Asia and Oceania | Paper and Packaging
Disclosure of geographical areas [line items]
Net sales			26,363	30,749
Asia and Oceania | Consumer Goods
Disclosure of geographical areas [line items]
Net sales			1,124,468
Europe | Pulp
Disclosure of geographical areas [line items]
Net sales			7,539,584	7,931,962
Europe | Paper and Packaging
Disclosure of geographical areas [line items]
Net sales			276,934	263,754
Europe | Consumer Goods
Disclosure of geographical areas [line items]
Net sales			2,084,954
North America | Pulp
Disclosure of geographical areas [line items]
Net sales			4,989,032	4,864,271
North America | Paper and Packaging
Disclosure of geographical areas [line items]
Net sales			2,262,555	2,564,390
North America | Consumer Goods
Disclosure of geographical areas [line items]
Net sales
South America and Central America | Pulp
Disclosure of geographical areas [line items]
Net sales			393,414	466,587
South America and Central America | Paper and Packaging
Disclosure of geographical areas [line items]
Net sales			650,790	795,350
South America and Central America | Consumer Goods
Disclosure of geographical areas [line items]
Net sales			875,455	17,714
South Africa | Pulp
Disclosure of geographical areas [line items]
Net sales			116,395	7,651
South Africa | Paper and Packaging
Disclosure of geographical areas [line items]
Net sales			31,520	31,530
South Africa | Consumer Goods
Disclosure of geographical areas [line items]
Net sales			152,350
Total Net Sales
Disclosure of geographical areas [line items]
Net sales			39,074,093	37,001,961
Total Net Sales | Pulp
Disclosure of geographical areas [line items]
Net sales			27,075,152	28,522,725
Total Net Sales | Paper and Packaging
Disclosure of geographical areas [line items]
Net sales			6,515,817	6,937,020
Total Net Sales | Consumer Goods
Disclosure of geographical areas [line items]
Net sales			R$ 6,429,653	R$ 2,115,443